INVESTMENTS (NET UNREALIZED GAINS (LOSSES) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Net Unrealized Investment Gains Losses Recognized In Aoci Roll Forward [Abstract]
Balance, beginning of year	$ 429	$ 483
Balance, end of year	376	429
AOCI | Net Unrealized Gains (Losses) on Investments | With OTTI loss
Net Unrealized Investment Gains Losses Recognized In Aoci Roll Forward [Abstract]
Balance, beginning of year	4	4
Balance, end of year	0	4
AOCI | Net Unrealized Gains (Losses) on Investments | All other
Net Unrealized Investment Gains Losses Recognized In Aoci Roll Forward [Abstract]
Balance, beginning of year	6	4
Balance, end of year	26	6
AOCI | DAC | All other
Net Unrealized Investment Gains Losses Recognized In Aoci Roll Forward [Abstract]
Balance, beginning of year	0	(2)
Balance, end of year	(8)	0
AOCI | Deferred Income Tax Asset (Liability) | With OTTI loss
Net Unrealized Investment Gains Losses Recognized In Aoci Roll Forward [Abstract]
Balance, beginning of year	(2)	(2)
Balance, end of year	(2)	(2)
AOCI | Deferred Income Tax Asset (Liability) | All other
Net Unrealized Investment Gains Losses Recognized In Aoci Roll Forward [Abstract]
Balance, beginning of year	(1)	0
Balance, end of year	(5)	(1)
AOCI | AOCI Gain (Loss) Related to Net Unrealized Investment Gains(Losses) | With OTTI loss
Net Unrealized Investment Gains Losses Recognized In Aoci Roll Forward [Abstract]
Balance, beginning of year	2	2
Balance, end of year	(2)	2
AOCI | AOCI Gain (Loss) Related to Net Unrealized Investment Gains(Losses) | All other
Net Unrealized Investment Gains Losses Recognized In Aoci Roll Forward [Abstract]
Balance, beginning of year	5	2
Balance, end of year	13	5
Accumulated Net Investment Gain (Loss) Including Portion Attributable to Noncontrolling Interest | Net Unrealized Gains (Losses) on Investments | With OTTI loss
Net Unrealized Investment Gains Losses Recognized In Aoci Roll Forward [Abstract]
Net investment gains (losses) arising during the period	(4)	(1)
Reclassification adjustment included in Net income (loss)	0	1
Accumulated Net Investment Gain (Loss) Including Portion Attributable to Noncontrolling Interest | Net Unrealized Gains (Losses) on Investments | All other
Net Unrealized Investment Gains Losses Recognized In Aoci Roll Forward [Abstract]
Net investment gains (losses) arising during the period	20	(1)
Reclassification adjustment included in Net income (loss)	0	3
Accumulated Net Investment Gain (Loss) Including Portion Attributable to Noncontrolling Interest | DAC | All other
Net Unrealized Investment Gains Losses Recognized In Aoci Roll Forward [Abstract]
Impact of net unrealized investment gains (losses) on DAC and VOBA	(8)	2
Impact of net unrealized investment gains (losses)		0
Accumulated Net Investment Gain (Loss) Including Portion Attributable to Noncontrolling Interest | Deferred Income Tax Asset (Liability) | With OTTI loss
Net Unrealized Investment Gains Losses Recognized In Aoci Roll Forward [Abstract]
Impact of net unrealized investment gains (losses)	0	0
Accumulated Net Investment Gain (Loss) Including Portion Attributable to Noncontrolling Interest | Deferred Income Tax Asset (Liability) | All other
Net Unrealized Investment Gains Losses Recognized In Aoci Roll Forward [Abstract]
Impact of net unrealized investment gains (losses)	(4)	(1)
Accumulated Net Investment Gain (Loss) Including Portion Attributable to Noncontrolling Interest | AOCI Gain (Loss) Related to Net Unrealized Investment Gains(Losses) | With OTTI loss
Net Unrealized Investment Gains Losses Recognized In Aoci Roll Forward [Abstract]
Net investment gains (losses) arising during the period	(4)	(1)
Reclassification adjustment included in Net income (loss)	0	1
Impact of net unrealized investment gains (losses)	0	0
Accumulated Net Investment Gain (Loss) Including Portion Attributable to Noncontrolling Interest | AOCI Gain (Loss) Related to Net Unrealized Investment Gains(Losses) | All other
Net Unrealized Investment Gains Losses Recognized In Aoci Roll Forward [Abstract]
Net investment gains (losses) arising during the period	20	(1)
Reclassification adjustment included in Net income (loss)	0	3
Impact of net unrealized investment gains (losses) on DAC and VOBA	(8)	2
Impact of net unrealized investment gains (losses)	$ (4)	$ (1)